Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2013, and 2012 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2012	$1,668	$597	$67	$6	$164	$2,502

Acquisition	—	—	—	—	2	2
Impact of foreign exchange	3	—	2	—	1	6
Balance at December 31, 2012	1,671	597	69	6	167	2,510

Acquisition	—	9	—	—	—	9
Impact of foreign exchange	(14)	—	2	—	(3)	(15)
Balance at December 31, 2013	$1,657	$606	$71	$6	$164	$2,504

Other Intangible Assets and Related Accumulated Amortization

As of December 31, 2013, and 2012, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	2013				2012
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$252	$122	$130	$226	$113	$113
Patents, concessions and licenses	5-20	992	806	186	940	728	212
Other intangible assets	5-25	513	291	222	444	261	183

		1,757	1,219	538	1,610	1,102	508

Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272

Total other intangible assets		$2,029	$1,219	$810	$1,882	$1,102	$780